Significant Accounting Policies - Property and equipment, net, goodwill and impairment of long-lived assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Goodwill
Goodwill impairment		¥ 1,395
Impairment of long-lived assets
Impairment of long-lived assets		¥ 7,987
Electronic equipment and computers
Estimated useful lives to impairment of long-lived assets
Estimated useful life	3 years
Office furniture and equipment
Estimated useful lives to impairment of long-lived assets
Estimated useful life	3 years